UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2454

                       OPPENHEIMER MONEY MARKET FUND, INC.
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                      Date of reporting period: 10/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                  PRINCIPAL
                                                                    AMOUNT            VALUE
                                                               ---------------   ---------------
CERTIFICATES OF DEPOSIT--24.1%
DOMESTIC CERTIFICATES OF DEPOSIT--0.8%
Bank of the West, 2.82%, 11/13/08                              $    20,000,000   $    20,000,000
YANKEE CERTIFICATES OF DEPOSIT--23.3%
Abbey National Treasury Services plc, Stamford, CT:
3.06%, 12/12/08                                                     17,000,000        17,000,000
3.06%, 12/12/08                                                     25,000,000        25,000,000
Bank of Nova Scotia, Houston, TX:
3.063%, 9/4/09(1)                                                   30,000,000        30,000,000
3.114%, 9/8/09(1)                                                   50,000,000        50,000,000
3.20%, 12/18/08                                                     30,000,000        30,000,000
Barclays Bank plc, New York:
3.50%, 11/20/08                                                     23,000,000        23,000,000
4.25%, 11/13/08                                                     50,000,000        50,000,000
BNP Paribas, New York, 3.10%, 2/27/09                               45,200,000        45,200,000
Calyon, New York, 3.20%, 11/25/08                                   22,000,000        22,000,000
Governor & Co. of the Bank of Ireland, Stamford, CT, 2.845%,
   11/20/08                                                         25,000,000        25,000,066
Lloyds TSB Bank plc:
3.50%, 1/23/09                                                      36,000,000        36,049,279
4.15%, 11/18/08                                                     30,000,000        30,000,000
Royal Bank of Canada, New York, 3.002%, 8/7/09(1)                   28,000,000        28,000,000
Societe Generale:
4%, 1/16/09                                                         50,000,000        50,000,000
4%, 1/20/09                                                         70,000,000        70,000,000
Toronto Dominion Bank, New York:
2.82%, 11/26/08                                                     16,500,000        16,500,000
3.03%, 2/5/09                                                       30,000,000        30,000,000
3.13%, 1/30/09                                                      22,500,000        22,500,000
                                                                                     600,249,345
                                                                                 ---------------
Total Certificates of Deposit (Cost $620,249,345)                                    620,249,345
                                                                                 ---------------
DIRECT BANK OBLIGATIONS--17.2%
DnB NOR Bank ASA, 2.80%, 11/3/08                                    23,300,000        23,296,376
Fortis Funding LLC, 2.70%, 11/10/08(2)                              39,800,000        39,773,135
HSBC USA, Inc.:
2.81%, 12/2/08                                                      31,000,000        30,924,989
3.065%, 12/17/08                                                    40,000,000        39,843,344
ING (US) Funding LLC:
2.82%, 12/5/08                                                      23,300,000        23,237,944
5%, 11/3/08                                                         12,800,000        12,796,444
Lloyds TSB Bank plc, 3.39%, 12/24/08                                40,000,000        39,800,367
National Australia Funding (Delaware), Inc.:
4.47%, 11/6/08(2)                                                   32,000,000        31,980,133
4.47%, 11/13/08(2)                                                  23,500,000        23,464,985
4.60%, 11/3/08(2)                                                    8,000,000         7,997,956
4.60%, 11/10/08(2)                                                  65,000,000        64,925,250
Royal Bank of Canada, 4.953%, 7/15/09(1)                            24,000,000        24,000,000
Santander Central Hispano Finance (Delaware), Inc.:
3.09%, 1/2/09                                                        3,400,000         3,381,906

                    1 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                  PRINCIPAL
                                                                    AMOUNT            VALUE
                                                               ---------------   ---------------
3.12%, 12/30/08                                                $    20,000,000   $    19,897,733
4%, 11/21/08                                                        50,000,000        49,923,056
4.40%, 11/17/08                                                      6,000,000         5,988,267
4.50%, 12/15/08                                                      1,240,000         1,233,180
                                                                                 ---------------
Total Direct Bank Obligations (Cost $442,465,065)                                    442,465,065
SHORT-TERM NOTES--57.6%
AUTOMOBILES--0.2%
BMW US Capital LLC, 2%, 11/4/08(2)                                   5,000,000         4,999,167
CAPITAL MARKETS--5.1%
Banc of America Securities LLC, 0.40%, 11/1/08(1)                   50,000,000        50,000,000
Citigroup Funding, Inc.:
2.89%, 11/12/08                                                     30,000,000        29,973,508
4.25%, 11/17/08                                                     50,000,000        49,905,556
                                                                                 ---------------
                                                                                     129,879,064
COMMERCIAL FINANCE--2.1%
Caterpillar Financial Services Corp., Series F, 2.931%,
   11/26/08(1)                                                      24,000,000        24,000,000
SDB Capital LLC, Series 2006A, 3.80%, 11/3/08(1)                    30,765,000        30,765,000
                                                                                 ---------------
                                                                                      54,765,000
CONSUMER FINANCE--1.9%
American Express Credit Corp.:
2.80%, 11/14/08                                                     34,000,000        33,965,622
2.80%, 11/17/08                                                     11,000,000        10,986,311
2.80%, 11/18/08                                                      4,000,000         3,994,711
                                                                                 ---------------
                                                                                      48,946,644
DIVERSIFIED FINANCIAL SERVICES--5.1%
General Electric Capital Corp.:
3%, 1/27/09                                                         15,000,000        14,891,250
3.10%, 1/23/09                                                      30,000,000        29,785,583
Prudential Funding LLC:
2.50%, 12/3/08(3)                                                   23,000,000        22,948,889
2.80%, 11/5/08(3)                                                   28,000,000        27,991,289
2.80%, 11/19/08(3)                                                  26,000,000        25,963,600
3.25%, 11/24/08(3)                                                   9,000,000         8,981,313
                                                                                 ---------------
                                                                                     130,561,924
FOOD PRODUCTS--1.6%
Nestle Capital Corp.:
2.395%, 3/13/09(2)                                                  12,500,000        12,390,229
2.40%, 3/6/09(2)                                                    29,200,000        28,956,667
                                                                                 ---------------
                                                                                      41,346,896
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Premier Senior Living LLC, Series 2007 A-H, 6%, 11/3/08(1)           2,725,000         2,725,000

                    2 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                  PRINCIPAL
                                                                    AMOUNT            VALUE
                                                               ---------------   ---------------
INSURANCE--5.7%
ING America Insurance Holdings, Inc.:
4.35%, 11/12/08                                                $     8,000,000   $     7,989,367
5%, 11/7/08                                                         40,000,000        39,966,667
Jackson National Life Global Funding, Series 2004-6, 4.65%,
   8/15/09(1,3)                                                     17,500,000        17,500,000
Jackson National Life Global Funding, Series 2008-1, 3.103%,
   2/10/09(1,4)                                                     34,000,000        34,000,000
Security Life of Denver, 4.343%, 9/8/09(1,3)                        18,000,000        18,000,000
United of Omaha Life Insurance Co., 3.92%, 12/29/08(1)              30,000,000        30,000,000
                                                                                 ---------------
                                                                                     147,456,034
LEASING & FACTORING--9.4%
American Honda Finance Corp.:
2.91%, 11/20/08(1,4)                                                20,000,000        20,000,000
2.917%, 12/10/08(1,4)                                               20,000,000        20,000,000
2.924%, 5/5/09(1,4)                                                 28,000,000        28,000,000
2.961%, 8/26/09(1,4)                                                25,000,000        25,000,000
3.026%, 9/18/09(1,4)                                                26,000,000        26,000,000
Toyota Motor Credit Corp.:
2.60%, 12/15/08(2)                                                  45,000,000        44,857,000
2.65%, 1/26/09                                                      47,000,000        46,702,464
3.55%, 1/22/09                                                      32,000,000        31,741,244
                                                                                 ---------------
                                                                                     242,300,708
MUNICIPAL--0.7%
AL Industrial Development Authority Revenue Bonds, Simcala,
   Inc. Project, Series 1995, 3.15%, 11/6/08(1)                      5,350,000         5,350,000
Bass Pro Rossford Development Co. LLC, Series 2007, 6.35%,
   11/3/08(1)                                                          840,000           840,000
Beaver Cnty., UT Environmental Facility, BEST Bio Fuels LLC
   Project, Series 2003B, 4.09%, 11/1/08(1)                          3,465,000         3,465,000
Mississippi Business Finance Corp. Revenue Bonds, Signal
   International LLC Project, Series 2004A, 4.50%,
   11/3/08(1)                                                          700,000           700,000
Mississippi Business Finance Corp. Revenue Bonds, Signal
   International LLC Project, Series 2004C, 4.50%,
   11/3/08(1)                                                          800,000           800,000
Sprenger Enterprises, 8%, 11/3/08(1)                                 7,900,000         7,900,000
                                                                                 ---------------
                                                                                      19,055,000
PERSONAL PRODUCTS--0.5%
Reckitt Benckiser Treasury Services plc:
2.85%, 11/3/08(2)                                                    9,000,000         8,998,575
2.85%, 11/24/08(2)                                                   3,500,000         3,493,627
                                                                                 ---------------
                                                                                      12,492,202
RECEIVABLES FINANCE--18.7%
Amsterdam Funding Corp., 3.08%, 3/5/09(2)                           24,000,000        23,745,387
Gemini Securitization Corp.:
3%, 1/21/09(2)                                                      28,000,000        27,760,600

                    3 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                  PRINCIPAL
                                                                    AMOUNT            VALUE
                                                               ---------------   ---------------
3.25%, 1/26/09(2)                                              $    20,000,000   $    19,844,722
3.25%, 1/27/09(2)                                                   20,000,000        19,842,917
3.55%, 12/17/08(2)                                                   2,300,000         2,289,567
3.55%, 12/22/08(2)                                                  10,000,000         9,949,708
4.35%, 1/15/09(2)                                                    6,200,000         6,143,813
4.35%, 1/16/09(2)                                                   38,000,000        37,651,033
Kitty Hawk Funding Corp., 3%, 1/9/09(2)                             10,137,000        10,078,712
Legacy Capital LLC:
3%, 11/4/08                                                         20,000,000        19,995,000
3.05%, 11/7/08                                                      44,800,000        44,777,227
3.05%, 11/12/08                                                     31,700,000        31,670,457
3.05%, 11/18/08                                                      5,800,000         5,791,646
Lexington Parker Capital Co. LLC:
3%, 11/4/08(2)                                                      16,000,000        15,996,000
3%, 11/5/08(2)                                                      13,300,000        13,295,567
3%, 11/6/08(2)                                                      35,900,000        35,885,042
3.10%, 1/6/09(2)                                                    15,000,000        14,914,750
Old Line Funding Corp., 4.15%, 11/14/08(2)                          35,000,000        34,947,549
Park Avenue Receivables Co. LLC, 3.90%, 11/5/08                     12,000,000        11,994,800
Ranger Funding Co. LLC:
3%, 1/9/09(4)                                                        4,000,000         3,977,000
3%, 1/27/09(4)                                                      18,183,000        18,051,173
Thunder Bay Funding LLC:
3%, 1/23/09(4)                                                      15,815,000        15,705,613
3%, 1/28/09(4)                                                      17,000,000        16,875,333
Windmill Funding Corp., 3.10%, 1/7/09(2)                            40,000,000        39,769,222
                                                                                 ---------------
                                                                                     480,952,838
SPECIAL PURPOSE FINANCIAL--6.5%
FCAR Owner Trust I:
4%, 11/25/08                                                         4,400,000         4,388,267
4.25%, 11/18/08                                                     24,000,000        23,950,417
4.25%, 11/21/08                                                     27,000,000        26,936,250
4.75%, 11/20/08                                                     19,000,000        18,952,366
5%, 11/19/08                                                        50,000,000        49,871,250
GOVCO, Inc.:
3.06%, 12/22/08(2)                                                  13,000,000        12,943,645
3.06%, 12/23/08(2)                                                  30,000,000        29,867,400
                                                                                 ---------------
                                                                                     166,909,595
                                                                                 ---------------
Total Short-Term Notes (Cost $1,482,390,072)                                       1,482,390,072
U.S. GOVERNMENT AGENCIES--1.1%
Federal Home Loan Bank, 2.75%, 4/27/09 (Cost $29,594,375)           30,000,000        29,594,375

                    4 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                                      VALUE
                                                                                 ---------------
Total Investments, at Value (Cost $2,574,698,857)                        100.0%  $ 2,574,698,857
Liabilities in Excess of Other Assets                                       --        (1,032,841)
                                                               ---------------   ---------------
Net Assets                                                               100.0%  $ 2,573,666,016
                                                               ===============   ===============

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $626,762,358, or 24.35% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

(3.) Illiquid security. The aggregate value of illiquid securities as of October
     31, 2008 was $121,385,091, which represents 4.72% of the Fund's net assets. See accompanying Notes.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $207,609,119 or 8.07% of the Fund's net assets as of October 31, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of October 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $           --         $--
Level 2--Other Significant Observable Inputs    2,574,698,857          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
   Total                                       $2,574,698,857         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                    5 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

Notes to Statement of Investments

Securities Valuation. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Directors.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

"Money market-type" instruments are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

1.Illiquid Securities

As of October 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                    6 | OPPENHEIMER MONEY MARKET FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.

By:   /s/ John V. Murphy
      --------------------------------
      John V. Murphy
      Principal Executive Officer

Date: 12/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      --------------------------------
      John V. Murphy
      Principal Executive Officer

Date: 12/12/2008

By:   /s/ Brian W. Wixted
      --------------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 12/12/2008